Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Other long-term assets	$ 2,779	$ 0
Deposits for vessels acquisitions	2,770	$ 0	$ 0
One Drybulk Carrier Vessel
Property Plant And Equipment [Line Items]
Other long-term assets	2,770
Deposits for vessels acquisitions	$ 2,770